Segment Information - Schedule of Impact on Application of IFRS (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 TWD ($)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Interest expense increased	$ 14,349
Testing [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Depreciation expenses increased	7,631
Interest expense increased	4,207
Assembly [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Depreciation expenses increased	6,035
Interest expense increased	3,260
LCDD [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Depreciation expenses increased	10,703
Interest expense increased	5,862
Bumping [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Depreciation expenses increased	1,137
Interest expense increased	492
Others [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Depreciation expenses increased	5,808
Interest expense increased	319
Elimination [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Depreciation expenses increased	0
Interest expense increased	0
Total Continuous operations [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Depreciation expenses increased	31,314
Interest expense increased	$ 14,140